Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	Jul 31, 2012
Document Effective Date	Jul 31, 2012
Prospectus Date	May 1, 2012

EQ ADVISORS TRUSTSM – All ASSET GROWTH-ALT 20 PORTFOLIO

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the All Asset Growth-Alt 20 Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) changes to the benchmark information for the Portfolio; and (ii) additional risks and related information associated with these changes.

Information Regarding

All Asset Growth-Alt 20 Portfolio

On June 7, 2012, the Board of Trustees of the Trust (“Board”) approved a change to one of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

The section of the Prospectus entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
All Asset Growth-Alt 20 Portfolio – Class IA Shares	-3.20%	0.66%	4.37%
All Asset Growth-Alt 20 Portfolio – Class IB Shares	-3.33%	0.55%	4.32%
All Asset Growth-Alt 20 Portfolio – Class K Shares	-3.33%	0.55%	4.32%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government/Credit Index (“BIG/C”)	5.42%	6.01%	5.08%
25% BIG/C / 20% MSCI EAFE / 10% S&P 400 Index / 17% S&P 500 Index / 8% Russell 2000® Index / 15% Bank of America Merrill Lynch 3-Month Treasury Bill Index / 5% FTSE NAREIT All Equity REITs Index	0.08%	1.62%	5.95%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

*****

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	eqat4_SupplementTextBlock

EQ ADVISORS TRUSTSM – All ASSET GROWTH-ALT 20 PORTFOLIO

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the All Asset Growth-Alt 20 Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) changes to the benchmark information for the Portfolio; and (ii) additional risks and related information associated with these changes.

Information Regarding

All Asset Growth-Alt 20 Portfolio

On June 7, 2012, the Board of Trustees of the Trust (“Board”) approved a change to one of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

The section of the Prospectus entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
All Asset Growth-Alt 20 Portfolio – Class IA Shares	-3.20%	0.66%	4.37%
All Asset Growth-Alt 20 Portfolio – Class IB Shares	-3.33%	0.55%	4.32%
All Asset Growth-Alt 20 Portfolio – Class K Shares	-3.33%	0.55%	4.32%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government/Credit Index (“BIG/C”)	5.42%	6.01%	5.08%
25% BIG/C / 20% MSCI EAFE / 10% S&P 400 Index / 17% S&P 500 Index / 8% Russell 2000® Index / 15% Bank of America Merrill Lynch 3-Month Treasury Bill Index / 5% FTSE NAREIT All Equity REITs Index	0.08%	1.62%	5.95%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

*****

All Asset Growth-Alt 20 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat4_SupplementTextBlock

EQ ADVISORS TRUSTSM – All ASSET GROWTH-ALT 20 PORTFOLIO

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the All Asset Growth-Alt 20 Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) changes to the benchmark information for the Portfolio; and (ii) additional risks and related information associated with these changes.

Information Regarding

All Asset Growth-Alt 20 Portfolio

On June 7, 2012, the Board of Trustees of the Trust (“Board”) approved a change to one of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. In addition, on that date, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

The section of the Prospectus entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Ten Years
All Asset Growth-Alt 20 Portfolio – Class IA Shares	-3.20%	0.66%	4.37%
All Asset Growth-Alt 20 Portfolio – Class IB Shares	-3.33%	0.55%	4.32%
All Asset Growth-Alt 20 Portfolio – Class K Shares	-3.33%	0.55%	4.32%
S&P 500 Index	5.45%	0.22%	5.33%
Barclays Intermediate U.S. Government/Credit Index (“BIG/C”)	5.42%	6.01%	5.08%
25% BIG/C / 20% MSCI EAFE / 10% S&P 400 Index / 17% S&P 500 Index / 8% Russell 2000® Index / 15% Bank of America Merrill Lynch 3-Month Treasury Bill Index / 5% FTSE NAREIT All Equity REITs Index	0.08%	1.62%	5.95%
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	5.63%
+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.

*****

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012